Consolidated statement of comprehensive income (loss) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income (loss)	kr 374	kr (26,104)	kr 19,112
Items that will not be reclassified to profit or loss
Remeasurements of defined benefit pension plans	877	905	10,669
Revaluation of credit risk on borrowings	(567)	(667)	1,030
Cash flow hedge reserves
Gains/losses arising during the period	0		3,703
Transfer to goodwill	0		(3,677)
Tax on items that will not be reclassified to profit or loss	(28)	(114)	(3,067)
Cash flow hedge reserves
Gains/losses arising during the period	(3,892)	754	(701)
Reclassification to profit or loss	725	1,090	280
Translation reserves
Changes in translation reserves	6,461	(2,375)	7,130
Reclassification to profit and loss	73	59	(85)
Share of other comprehensive income of associated companies	40	(10)	49
Tax on items that have been or may be reclassified to profit or loss	652	(380)	87
Other comprehensive income (loss), net of tax	4,341	(738)	15,418
Total comprehensive income (loss)	4,715	(26,842)	34,530
Total comprehensive income (loss) attributable to:
Owners of the Parent Company	4,515	(27,233)	34,274
Non-controlling interests	kr 200	kr 391	kr 256